Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Expense) Benefit

The major components of income tax (expense)/benefit for the year ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Current tax:
Current income tax expense	(8,057)	(3,135)	(10,892)
Adjustments in respect of income tax of previous years	(143)	5,006	(2,282)
	(8,200)	1,871	(13,174)
Deferred tax:
Relating to origination and reversal of temporary differences	3	(5,570)	4,279
	3	(5,570)	4,279
Income tax expense reported in the consolidated statement of operations	(8,197)	(3,699)	(8,895)

Summary of Reconciliation of Tax Expense and Accounting Loss

Reconciliation of tax expense and the accounting loss multiplied by Sweden’s corporate tax rate:

	2025	2024	2023
Accounting loss before tax	(144,918)	(198,573)	(408,165)
At Sweden’s corporate income tax rate of 20,6%	29,853	40,906	84,082
Effect of tax rates in foreign jurisdictions	(737)	654	3,028
Non-taxable income	10	21	170
Non-deductible costs	(3,084)	(4,003)	(4,352)
Adjustments in respect of income tax of previous years	168	2,082	(2,282)
Change in unrecognized deferred taxes	(30,475)	(43,609)	(89,262)
Tax effect of changes in tax rates	—	3	(304)
Other	(3,932)	247	25
Income tax expense	(8,197)	(3,699)	(8,895)

Summary of Deferred Tax

Deferred tax relates to the following:

	2025	2024
Property, plant and equipment	(7,078)	(6,562)
Lease right-of-use asset	(6,100)	(8,031)
Lease liability	5,466	7,547
Inventory	1,033	1,408
Loss allowances for financial assets	301	53
Accrued interest	27	2
Accrued expenses	2,776	2,342
Tax losses carried forward	952	1,192
Deferred tax credit	1,846	1,526
Share based compensation	718	580
Other	4,735	4,504
Net deferred tax assets	4,676	4,561
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	4,676	4,561

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2025	2024
Balance at January 1	4,561	10,203
Movement recognized in the consolidated statement of operations	3	(5,570)
Exchange differences	112	(72)
Balance at December 31	4,676	4,561

Summary of Deferred Tax Assets Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	2025	2024
Property, plant and equipment(1)	35,978	33,499
Lease liabilities	556	454
Tax losses carried forward	267,002	216,667
Net interest expense carried forward	36,980	18,967
Total unrecognized deferred tax assets	340,516	269,587

(1)
Relates to impairment charges due to the decision to discontinue the construction of the production facility in Peterborough, UK.

Summary of Tax Loss Carryforwards	Tax loss carry-forwards as of December 31, 2025 were expected to expire as follows:

Expected expiry	Less than 5 years	Unlimited	Total
Tax loss carry-forwards	11,211	1,281,670	1,292,881